UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Prime Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. Report to Shareholders

Prime Reserve Fund	November 30, 2013

The views and opinions in this report were current as of November 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The Federal Reserve kept its short-term interest rate target near 0% in the six-month period ended November 30, 2013. Rising bond market interest rates—in response to the central bank’s intention to begin reducing its asset purchases as the economy strengthens—had no effect on money market rates. Like many other money market funds, the T. Rowe Price Prime Reserve Fund continued to offer investors principal stability and liquidity, albeit with yields and total returns barely above 0%.

ECONOMY AND INTEREST RATES

The U.S. economy grew at a moderate pace over the last six months, overcoming the higher tax rates and federal spending reductions that took effect in the first quarter of 2013, as well as the government shutdown and debt ceiling showdown in October. The housing recovery continues, if at a slower pace in recent months; inflation has been low amid a pullback in various commodity prices; and monthly job growth has averaged around 180,000. However, the national unemployment rate—measured at 7.0% in November—remains somewhat elevated. We believe economic growth will accelerate in 2014, as fiscal policy headwinds subside and as wage growth improves.

To support the economic recovery, Federal Reserve policy targeted very low short-term interest rates and continued buying $45 billion in Treasuries and $40 billion in agency mortgage-backed securities every month to suppress longer-term rates. The Fed surprised many investors by delaying a widely expected mid-September tapering of its asset purchases. However, the improvement in employment and economic growth is likely to prompt the Fed to start curtailing its asset purchases in the next few months, which should allow long-term interest rates to rise. Short-term rate increases, on the other hand, seem unlikely to occur until sometime in late 2015 or 2016.

PERFORMANCE COMPARISON

Your fund and its Lipper peer group index each returned 0.01% in the six-month period ended November 30, 2013. Like many of its peers, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund in an effort to maintain a 0% or positive net yield.

While short-term performance comparisons in this near-0% interest rate environment are difficult, the fund’s 1- and 10-year returns have been competitive and have placed it in the top quartile of all taxable money funds. Based on cumulative total return, Lipper ranked the Prime Reserve Fund 43 of 226, 62 of 216, 78 of 205, and 40 of 171 money market instrument funds for the 1-, 3-, 5-, and 10-year periods ended November 30, 2013, respectively. (Results will vary for other time periods. Past performance cannot guarantee future results.)

What Rising Rates Mean for Bonds

After benefiting from a prolonged period of falling interest rates, many bond investors are concerned that a new era of rising rates is at hand. Whether this is so is far from certain—rates have risen off record lows but may remain below long-term averages for some time to come. Nevertheless, investors should be aware of the risks of investing in bonds, including the risk that interest rates will increase and weigh on bond prices.

Importantly, investors also need to understand that not all bonds or bond funds respond uniformly in such an environment. In particular, the duration of a bond or bond fund, which is tied in part to its maturity, provides important clues about how the asset will perform when rates change. Also, some bond sectors and bonds of varying quality are better insulated from rate changes and may even perform well as rates rise.

A bond fund's weighted average effective duration (shown in the Portfolio Characteristics table) is the most precise indicator of how the fund will respond to rising rates. If a bond fund has a duration of 5.3 years, for example, the fund's net asset value (NAV) would be expected to fall about 5.3% in value for every 1% rise in rates. Even this is only part of the picture, however—rising rates will also generally mean higher dividends per share as the fund invests in new, higher-yielding bonds. As a result, the fund's total return (change in NAV plus dividend income) is unlikely to fall as steeply as the duration indicates.

Generally, bond funds with a shorter weighted average maturity—in other words, those with holdings that come due sooner—have lower durations and should fare better than funds with longer average maturities when rates rise. This is because investors in the bonds will not be locked into lower yields, or coupon payments, for long. When shareholders are returned their principal, they can reinvest at a higher yield. Indeed, for investors in a bond fund with a low duration and weighted average maturity, higher rates can mean an increase in income potential.

Some bond sectors (broken out in the Security Diversification exhibit) offer an added degree of protection from rising rates. Floating rate bonds invest in bank loans where the interest rate on the loan is periodically reset, meaning that investors face very little interest rate risk. However, the bank debt usually has a credit profile that is below investment quality, which means these bonds have greater exposure to default risk. Mortgage-backed securities typically fare better than other bonds of similar maturity when rates rise modestly, as fewer homeowners will refinance and pay off their loans early. The government has lately taken steps to encourage refinancing, however, which may cause some borrowers to pay off their loans even as rates rise.

In addition, lower-quality bonds with a price that is highly sensitive to the issuer's credit rating (shown in the Quality Diversification exhibit) may perform better as rates increase. Rising rates often accompany a strengthening economy, which can lead to credit upgrades for lower-rated issuers. Also, the higher yields offered by lower-quality bonds provide an additional cushion to total return if bond prices fall as interest rates increase. However, lower-quality bonds are generally exposed to greater credit risk than other bonds because the securities carry a higher risk of default.

PORTFOLIO REVIEW

Much of the attention within fixed income markets during our reporting period has been focused on the Federal Reserve’s likelihood of tapering its large-scale asset purchase program. The expectation of an end to quantitative easing caused longer-term interest rates to rise and bond prices to fall. However, money market rates were not affected at all: They remain closely tied to the federal funds rate, currently targeted by the Fed in the 0.00% to 0.25% range. As such, money market instruments offer little or no return to liquidity investors.

In September and October, the market experienced another bout of uncertainty caused by U.S. lawmakers’ indecisiveness regarding budget negotiations and the federal debt ceiling. The events were similar to what happened in the summer of 2011, but some of the price volatility among Treasury bills was more pronounced this time. As events unfolded, the government seemed unwilling to pay some of its debts, causing prices of soon-to-be-maturing Treasury bills to drop considerably. Then, as last-minute negotiations resulted in a deal to avoid a possible default, the market for T-bills returned to normal. This extremely disquieting episode has left the fixed income market on alert for a subsequent replay of these events in the spring of 2014. However, as we write this letter, we are encouraged by news of a tentative plan to fund the government for two years.

Excluding the temporary sell-off in T-bills noted previously, the reporting period saw mostly continued lower rates. The three-month LIBOR gradually decreased, dropping from 0.27% to 0.24% over the six-month reporting period. Three-month T-bill yields have ranged between 0.00% and 0.10%, while one-year T-bill yields began the reporting period at 0.11% and ended at 0.12%. Municipal variable rate securities remain a sizable portion of the portfolio, although rates on these investments have dropped slightly and averaged 0.08% over the reporting period. This very flat yield curve—which means there is very little difference between shorter-term and longer-term money market yields—has become the new normal for our investment universe in recent years. We expect supply in the money markets to continue declining and for downward pressure on short-term interest rates to continue. Attractive long-term financing rates, a tepid economy, and various new bank regulations are factors that should restrain new issuance in 2014.

With little change to our interest rate forecast, we are continuing a strategy of keeping the portfolio’s weighted average maturity longer than that of our average competitor. Short-term rates should not rise significantly until the Fed begins to take action to raise short-term benchmark rates. Assuming the economy continues to strengthen in line with the Fed’s projections, that may not occur until sometime in late 2015 or early 2016.

OUTLOOK

We expect this low interest rate environment to continue well through 2015. In the aftermath of the October government shutdown and debt ceiling showdown, heightened vigilance about keeping ample liquidity is more important than ever. As always, our focus remains on principal stability, quality, and liquidity—especially in the current low-rate environment.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

December 13, 2013

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded, or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Fed funds target rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

LIBOR: The London Interbank Offered Rate is a taxable money market benchmark.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 11/30/13	Year Ended 5/31/13	5/31/12	5/31/11	5/31/10	5/31/09
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income[1]	–[2][3]	–[2][3]	–[2][3]	–[2][3]	–[2][4]	0.02
Net realized and unrealized gain / loss	–[2]	–[2]	–[2]	–[2]	–[2]	–[2]
Total from investment activities	–[2]	–[2]	–[2]	–[2]	–[2]	0.02
Distributions						
Net investment income	–[2]	–[2]	–[2]	–[2]	–[2]	(0.02)
NET ASSET VALUE						
End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

	6 Months Ended 11/30/13	Year Ended 5/31/13	5/31/12	5/31/11	5/31/10	5/31/09
Total return[5]	**0.01%[3]**	**0.01%[3]**	**0.01%[3]**	**0.01%[3]**	**0.01%[4]**	**1.47%**
Ratio of total expenses to average net assets	0.16%[3][6]	0.24%[3]	0.26%[3]	0.35%[3]	0.45%[4]	0.62%
Ratio of net investment income to average net assets	0.01%[3][6]	0.01%[3]	0.01%[3]	0.01%[3]	0.02%[4]	1.44%
Net assets, end of period (in millions)	$ 6,485	$ 5,857	$ 5,593	$ 5,435	$ 5,767	$ 6,492

(1) Per share amounts calculated using average shares outstanding method.

(2) Amounts round to less than $0.01 per share.

(3) Includes the effect of voluntary management fee waivers of 0.37%, 0.31%, 0.30% and 0.23% of average net assets for the periods ended 11/30/13, 5/31/13, 5/31/12 and 5/31/11, respectively (see Note 5).

(4) Includes the effect of participation fees related to the Treasury's Temporary Guarantee Program for Money Market Funds (0.02% of average net assets), and voluntary management fee waivers (0.14% of average net assets).

(5) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(6) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET-BACKED COMMERCIAL PAPER 7.3%		
Chariot Funding, 0.30%, 2/21/14 (1)	25,450	25,433
Chariot Funding, 0.30%, 4/10/14 (1)	26,950	26,921
Chariot Funding, 0.32%, 2/3/14 (1)	25,000	24,986
Fairway Finance, 0.19%, 1/23/14 (1)	19,400	19,394
Fairway Finance, VR, 0.178%, 12/11/13 (1)	25,500	25,500
Jupiter Securitization, 0.30%, 2/21/14 (1)	25,170	25,153
Jupiter Securitization, 0.30%, 3/4/14 (1)	25,900	25,880
Jupiter Securitization, 0.32%, 2/7/14 (1)	25,000	24,985
Liberty Street Funding, 0.17%, 2/21/14 (1)	26,000	25,990
Liberty Street Funding, 0.18%, 12/17/13 (1)	13,000	12,999
Liberty Street Funding, 0.18%, 1/7/14 (1)	13,900	13,897
MetLife Short Term Funding, 0.12%, 12/2/13 (1)	4,000	4,000
MetLife Short Term Funding, 0.20%, 2/10/14 (1)	9,961	9,957
MetLife Short Term Funding, 0.23%, 3/4/14 (1)	39,000	38,977
Old Line Funding, 0.23%, 4/24/14 (1)	21,710	21,690
Old Line Funding, 0.24%, 3/3/14 (1)	22,800	22,786
Old Line Funding, 0.24%, 4/1/14 (1)	13,400	13,389
Old Line Funding, 0.25%, 4/9/14 (1)	26,750	26,726
Thunder Bay Funding, 0.23%, 4/29/14 (1)	25,900	25,875
Thunder Bay Funding, 0.23%, 5/19/14 (1)	15,000	14,984
Thunder Bay Funding, 0.24%, 1/21/14 (1)	27,000	26,991
Thunder Bay Funding, 0.24%, 3/3/14 (1)	16,400	16,390
Total Asset-Backed Commercial Paper (Cost $472,903)		472,903
CERTIFICATES OF DEPOSIT 9.1%		
Bank of Montreal (Chicago), VR, 0.266%, 6/26/14 (2)	26,300	26,300
Bank of Tokyo-Mitsubishi, 0.16%, 12/23/13 (2)	25,900	25,900
Bank of Tokyo-Mitsubishi, 0.19%, 2/21/14 (2)	26,000	26,000
Canadian Imperial Bank of Commerce, VR, 0.29%, 1/8/14 (2)	38,700	38,703

JPMorgan Chase, 0.25%, 12/23/13 (3)	26,300	26,300
JPMorgan Chase, 0.42%, 7/28/14 (3)	22,570	22,570
National Bank of Canada, 0.35%, 12/12/13 (2)	26,000	26,000
Royal Bank of Canada, VR, 0.248%, 4/15/14 (2)	27,050	27,050
Royal Bank of Canada, VR, 0.268%, 10/17/14 (2)	13,400	13,400
Royal Bank of Canada, VR, 0.29%, 6/24/14 (2)	39,500	39,500
Sumitomo Mitsui Banking, 0.21%, 2/20/14 (2)	26,000	26,000
Sumitomo Mitsui Banking, 0.21%, 2/25/14 (2)	26,000	26,000
Sumitomo Mitsui Banking, 0.21%, 3/3/14 (2)	26,000	26,000
Svenska Handelsbanken, 0.165%, 12/23/13 (2)	23,500	23,500
Svenska Handelsbanken, 0.175%, 12/4/13 (2)	44,330	44,330
Toronto-Dominion Bank, 0.16%, 1/21/14 (2)	26,300	26,300
Toronto-Dominion Bank, VR, 0.216%, 6/24/14 (2)	26,250	26,255
Toronto-Dominion Bank, VR, 0.236%, 7/25/14 (2)	27,100	27,100
Wells Fargo Bank, 0.21%, 3/24/14 (3)	26,300	26,300
Wells Fargo Bank, VR, 0.219%, 3/7/14 (3)	51,600	51,600
Westpac Banking, VR, 0.276%, 7/18/14 (2)	12,500	12,500
Total Certificates of Deposit (Cost $587,608)		587,608

FINANCIAL COMPANY COMMERCIAL PAPER 13.3%

ASB Finance, 0.22%, 2/21/14 (1)	28,000	27,986
ASB Finance, VR, 0.282%, 8/4/14 (1)	27,000	26,998
Australia & New Zealand Banking Group, 0.17%, 3/12/14 (1)	26,000	25,988
Australia & New Zealand Banking Group, VR 0.158%, 3/17/14 (1)	25,880	25,880
Australia & New Zealand Banking Group, VR 0.159%, 4/7/14 (1)	25,750	25,745
Bank of Nova Scotia, 0.17%, 1/3/14	26,400	26,396
Bank of Tokyo-Mitsubishi, 0.17%, 1/30/14	26,000	25,993
Commonwealth Bank of Australia, VR, 0.236%, 9/25/14 (1)	26,300	26,300

CPPIB Capital, 0.14%, 1/27/14 (1)	18,200	18,196
CPPIB Capital, 0.14%, 1/28/14 (1)	10,500	10,498
CPPIB Capital, 0.14%, 1/29/14 (1)	25,900	25,894
CPPIB Capital, 0.17%, 3/6/14 (1)	28,800	28,787
Credit Suisse First Boston, 0.19%, 2/4/14	3,000	2,999
Credit Suisse First Boston, 0.21%, 3/6/14	13,000	12,993
Credit Suisse, 0.25%, 4/16/14	25,900	25,876
DNB NOR Bank, 0.22%, 1/27/14 (1)	15,000	14,995
DNB NOR Bank, 0.225%, 4/2/14 (1)	13,400	13,390
DNB NOR Bank, 0.23%, 3/18/14 (1)	21,150	21,136
DNB NOR Bank, 0.245%, 12/23/13	13,300	13,298
DNB NOR Bank, VR, 0.324%, 1/23/14 (1)	13,000	13,002
HSBC Bank, VR, 0.289%, 2/11/14 (1)	18,190	18,194
HSBC USA, 0.22%, 4/1/14	21,850	21,834
HSBC USA, 0.22%, 4/25/14	5,200	5,195
HSBC USA, 0.23%, 3/3/14	12,300	12,292
HSBC USA, 0.24%, 1/3/14	22,700	22,695
Massachusetts Mutual Life Insurance, 0.12%, 12/5/13 (1)	37,660	37,659
Massachusetts Mutual Life Insurance, 0.13%, 12/17/13 (1)	12,750	12,749
National Australia Funding, 0.13%, 12/3/13 (1)	20,900	20,900
Nordea Bank, 0.19%, 5/20/14 (1)	26,000	25,977
Nordea Bank, 0.22%, 3/24/14 (1)	21,050	21,035
Nordea Bank, 0.26%, 1/9/14 (1)	8,500	8,498
Nordea Bank, 0.26%, 2/4/14 (1)	24,500	24,488
PNC Bank, 0.24%, 2/12/14	25,000	25,000
PNC Bank, 0.27%, 4/16/14	26,300	26,300
PNC Bank, 0.28%, 1/28/14	27,120	27,120
Standard Chartered Bank, 0.27%, 5/14/14 (1)	26,000	25,968
Standard Chartered Bank, 0.28%, 1/13/14 (1)	26,950	26,941

Standard Chartered Bank, 0.29%, 3/3/14 (1)	21,250	21,234
Westpac Banking, VR, 0.21%, 1/3/14 (1)	27,280	27,280
Westpac Securities New Zealand, 0.21%, 3/19/14 (1)	20,800	20,787
Westpac Securities New Zealand, 0.23%, 2/3/14 (1)	16,100	16,093
Total Financial Company Commercial Paper (Cost $860,589)		860,589

GOVERNMENT AGENCY DEBT 4.9% (4)

Federal Farm Credit Banks, VR, 0.095%, 3/14/14	52,000	51,999
Federal Farm Credit Banks, VR, 0.098%, 5/1/14	41,370	41,369
Federal Home Loan Banks, 0.09%, 2/21/14	185,300	185,262
Federal Home Loan Banks, 0.21%, 9/19/14	40,100	40,100
Federal Home Loan Mortgage, 5.00%, 7/15/14	850	875
Total Government Agency Debt (Cost $319,605)		319,605

OTHER COMMERCIAL PAPER 24.5%

Abbott Laboratories, 0.18%, 1/6/14 (1)	47,950	47,941
Abbott Laboratories, 0.19%, 1/7/14 (1)	14,100	14,097
Automatic Data Processing, 0.06%, 12/2/13 (1)	52,000	52,000
Baptist Memorial Health Care, 0.14%, 1/10/14	5,000	5,000
Baptist Memorial Health Care, 0.16%, 12/4/13	11,750	11,750
Baptist Memorial Health Care, 0.17%, 1/6/14	13,300	13,300
BASF, 0.30%, 3/10/14 (1)	17,300	17,286
BASF, 0.30%, 5/2/14 (1)	8,650	8,639
BHP Billiton Finance USA, 0.13%, 12/16/13 (1)	26,000	25,999
BHP Billiton Finance USA, 0.15%, 1/23/14 (1)	26,400	26,394
BMW U.S. Capital, 0.09%, 12/9/13 (1)	10,000	10,000
California State Univ. Institute, 0.14%, 12/3/13	3,200	3,200
California State Univ. Institute, 0.16%, 12/3/13	3,180	3,180
Catholic Health Initiatives, 0.19%, 1/7/14	25,600	25,595

Catholic Health Initiatives, 0.19%, 1/14/14	6,100	6,099
Catholic Health Initiatives, 0.19%, 1/16/14	14,700	14,696
Chicago, GO, 0.17%, 1/14/14	11,700	11,698
Chicago, GO, 0.21%, 12/5/13	11,510	11,510
Coca-Cola, 0.19%, 2/10/14 (1)	27,000	26,990
Coca-Cola, 0.19%, 2/27/14 (1)	27,300	27,287
Coca-Cola, 0.20%, 2/18/14 (1)	11,000	10,995
Coca-Cola, 0.20%, 3/14/14 (1)	27,260	27,244
Duke Univ., 0.12%, 2/4/14	7,600	7,598
Electricite de France, 0.21%, 12/9/13 (1)	15,800	15,799
Electricite de France, 0.22%, 1/6/14 (1)	7,000	6,998
Electricite de France, 0.22%, 1/10/14 (1)	5,750	5,749
Emory Univ., 0.12%, 12/10/13	14,000	14,000
GlaxoSmithKline Finance, 0.10%, 12/2/13	26,670	26,670
Google, 0.11%, 3/12/14 (1)	13,000	12,996
Honeywell International, 0.15%, 1/29/14 (1)	9,000	8,998
Honeywell International, 0.15%, 1/30/14 (1)	10,000	9,997
Honeywell International, 0.17%, 2/20/14 (1)	11,700	11,696
IBM, 0.15%, 1/7/14 (1)	26,940	26,936
John Deere Capital, 0.20%, 1/14/14 (1)	21,000	20,995
Johns Hopkins Univ., 0.30%, 4/7/14	8,100	8,100
Johns Hopkins Univ., 0.30%, 4/8/14	8,100	8,100
Johns Hopkins Univ., 0.30%, 4/9/14	13,300	13,300
Johns Hopkins Univ., 0.30%, 4/10/14	12,700	12,700
Johnson & Johnson, 0.15%, 1/8/14 (1)	26,900	26,896
Los Angeles Airport, 0.09%, 1/31/14	35,000	34,995
Los Angeles Harbor Dept., TECP, 0.13%, 2/3/14	7,800	7,800
Los Angeles Harbor Dept., TECP, 0.14%, 2/4/14 (5)	8,000	8,000
Los Angeles Municipal Improvement, 0.13%, 12/19/13	5,000	5,000

Los Angeles Municipal Improvement, 0.14%, 1/8/14	2,350	2,350
Los Angeles Municipal Improvement, 0.15%, 1/8/14	7,150	7,150
Los Angeles Municipal Improvement, 0.15%, 1/8/14	4,000	4,000
Los Angeles Municipal Improvement, 0.15%, 1/8/14	5,200	5,200
Maryland HHEFA, Johns Hopkins Univ., TECP, 0.09%, 12/2/13	7,265	7,265
Michigan State Univ. Board of Trustees, 0.22%, 12/3/13	12,700	12,700
Microsoft, 0.08%, 2/12/14 (1)	13,000	12,998
Montgomery County, GO, TECP, 0.09%, 12/6/13	38,400	38,400
Northwestern Univ., 0.15%, 12/4/13	4,950	4,950
Northwestern Univ., 0.16%, 1/22/14	10,300	10,298
Northwestern Univ., 0.16%, 2/5/14	16,000	15,995
Northwestern Univ., 0.16%, 2/12/14	10,000	9,997
Northwestern Univ., 0.23%, 1/10/14	10,700	10,697
Philadelphia, Airport, 0.20%, 1/6/14	13,800	13,800
Philadelphia, Airport, 0.20%, 2/4/14	6,800	6,800
Philip Morris International, 0.15%, 1/14/14 (1)	26,800	26,795
Philip Morris International, 0.20%, 1/15/14 (1)	16,400	16,396
President & Fellows of Harvard Univ., 0.15%, 1/13/14	11,950	11,948
Procter & Gamble, 0.08%, 1/2/14 (1)	15,700	15,699
Procter & Gamble, 0.12%, 1/7/14 (1)	26,710	26,707
Province of Quebec, 0.09%, 1/9/14	26,000	25,997
Reckitt Benckiser, 0.42%, 3/7/14 (1)	13,660	13,645
Reckitt Benckiser, 0.42%, 3/18/14 (1)	13,300	13,283
Reckitt Benckiser, 0.45%, 2/14/14 (1)	13,600	13,587
Reckitt Benckiser, 0.46%, 2/18/14 (1)	14,810	14,795
Reckitt Benckiser, 0.50%, 2/11/14 (1)	13,710	13,696
Reckitt Benckiser, 0.54%, 1/8/14 (1)	27,210	27,194
Reckitt Benckiser, 0.55%, 1/3/14 (1)	12,647	12,641
Saint Joseph County, 0.17%, 1/22/14	5,000	4,999

Wal-Mart Stores, 0.17%, 12/20/13 (1)	20,000	19,998
Total Other Commercial Paper (Cost $1,587,569)		1,587,569

OTHER INSTRUMENTS 3.2%

American Honda Finance, VR, 0.237%, 5/20/14 (6)	25,440	25,440
American Honda Finance, VR, 0.264%, 7/17/14 (6)	27,200	27,200
Export Development, VR, 0.133%, 3/4/14 (6)	41,380	41,380
Export Development, VR, 0.133%, 3/5/14 (6)	54,800	54,800
GE Equipment Midticket, Series 2013-1, Class A1 0.23%, 9/22/14	17,694	17,694
Holmes Master Issuer, Series 2013-1A, Class A1, VR 0.248%, 4/15/14 (6)	20,000	20,000
M&T Bank Auto Receivables Trust, Series 2013-1A Class A1, 0.25%, 9/15/14 (6)	6,394	6,394
MetLife Institutional Funding II, VR, 0.314%, 1/10/14 (6)	10,810	10,810
Wyeth, 5.50%, 2/1/14	6,695	6,752
Total Other Instruments (Cost $210,470)		210,470

OTHER MUNICIPAL DEBT 1.2%

JPMorgan Chase, Advocate Health Care Network, VRTR 0.06%, 12/6/13 (6)	5,290	5,290
JPMorgan Chase, Baptist Health South Florida, VRTR 0.11%, 12/6/13 (6)	3,995	3,995
JPMorgan Chase, Duke Univ., VRTR, 0.06%, 12/2/13 (6)	3,550	3,550
JPMorgan Chase, Froedtert Health, VRTR, 0.06%, 12/6/13 (6)	5,900	5,900
JPMorgan Chase, Illinois Toll Highway Auth., VRTR 0.06%, 12/6/13 (6)	5,330	5,330
JPMorgan Chase, Los Angeles Harbor Dept., VRTR 0.06%, 12/6/13 (6)	5,470	5,470
JPMorgan Chase, New York City Transitional Fin. Auth., VRTR 0.06%, 12/6/13 (6)	4,000	4,000

JPMorgan Chase, New York State Personal Income Tax, VRTR 0.06%, 12/6/13 (6)	7,840	7,840
JPMorgan Chase, Northwestern Univ., VRTR, 0.06%, 12/2/13 (6)	2,890	2,890
JPMorgan Chase, Univ. of California Regents, VRTR 0.06%, 12/6/13 (6)	3,880	3,880
JPMorgan Chase, Univ. of Chicago, VRTR, 0.06%, 12/6/13	8,875	8,875
JPMorgan Chase, Washington, GO, VRTR, 0.06%, 12/6/13 (6)	5,000	5,000
Michigan Fin. Auth., Trinity Health, 0.10%, 12/2/13 (7)	11,060	11,060
Wells Fargo Stage Trust, Mississippi, GO, VRTR 0.06%, 12/6/13 (6)	7,650	7,650
Total Other Municipal Debt (Cost $80,730)		80,730
OTHER NOTES 5.9%		
American Honda Finance, 1.85%, 9/19/14 (6)	9,100	9,207
American Honda Finance, VR, 0.652%, 6/18/14 (6)	1,500	1,503
American Honda Finance, VR, 0.689%, 5/8/14 (6)	800	801
Berkshire Hathaway Finance, 1.50%, 1/10/14	2,940	2,944
BHP Billiton Finance USA, 5.50%, 4/1/14	29,600	30,118
Caterpillar Financial Services, 1.375%, 5/20/14	3,420	3,436
Caterpillar Financial Services, 6.125%, 2/17/14	14,480	14,657
Caterpillar Financial Services, VR, 0.556%, 12/11/13	2,500	2,500
CIT Equipment Collateral Trust, Series 2013-VT1, Class A1 0.30%, 11/20/14 (6)	20,700	20,700
Credit Suisse New York, 2.20%, 1/14/14	1,600	1,604
Credit Suisse New York, 5.50%, 5/1/14	29,564	30,202
Credit Suisse New York, VR, 1.204%, 1/14/14	3,570	3,574
Enterprise Fleet Financing, Series 2013-1, Class A1 0.26%, 3/20/14 (6)	3,964	3,964
Enterprise Fleet Financing, Series 2013-2, Class A1 0.29%, 8/20/14 (6)	8,194	8,194
GE Capital, 2.10%, 1/7/14	750	751

GE Capital, VR, 0.89%, 6/2/14	16,300	16,356
GE Equipment Small Ticket, Series 2013-1A, Class A1 0.23%, 8/25/14 (6)	7,551	7,551
HSBC Bank, 2.00%, 1/19/14 (6)	1,050	1,052
HSBC Bank, VR, 1.044%, 1/17/14 (6)	2,600	2,603
IBM, 1.25%, 5/12/14	600	603
International Bank for Reconstruction & Development, VR 0.16%, 7/23/14	66,800	66,801
Johnson & Johnson, 1.20%, 5/15/14	4,000	4,017
Johnson & Johnson, VR, 0.331%, 5/15/14	37,000	37,031
MetLife Global Funding I, 2.00%, 1/10/14 (6)	12,790	12,812
New York Life Global Funding, 1.85%, 12/13/13 (6)	3,115	3,117
Oracle, 3.75%, 7/8/14	11,600	11,838
Procter & Gamble, VR, 0.139%, 2/14/14	7,800	7,800
Procter & Gamble, VR, 0.158%, 2/6/14	7,500	7,500
Royal Bank of Canada, 1.125%, 1/15/14	500	500
Toronto-Dominion Bank, 1.375%, 7/14/14	1,800	1,812
Toronto-Dominion Bank, VR, 0.544%, 7/14/14	530	531
Toyota Motor Credit, VR, 0.244%, 7/14/14	24,500	24,500
Toyota Motor Credit, VR, 0.27%, 4/7/14	25,000	25,000
Wal-Mart Stores, 1.625%, 4/15/14	9,600	9,652
Westpac Banking, VR, 1.168%, 2/24/14 (6)	8,500	8,520
Total Other Notes (Cost $383,751)		383,751

TREASURY DEBT 8.0%

U.S. Treasury Notes, 0.25%, 1/31/14	40,000	40,013
U.S. Treasury Notes, 0.25%, 2/28/14	18,850	18,858
U.S. Treasury Notes, 0.25%, 3/31/14	15,700	15,708
U.S. Treasury Notes, 0.25%, 4/30/14	16,070	16,076
U.S. Treasury Notes, 0.75%, 12/15/13	52,071	52,082

U.S. Treasury Notes, 1.00%, 1/15/14	51,331	51,383
U.S. Treasury Notes, 1.25%, 2/15/14	30,000	30,067
U.S. Treasury Notes, 1.25%, 3/15/14	33,000	33,103
U.S. Treasury Notes, 1.25%, 4/15/14	27,000	27,108
U.S. Treasury Notes, 1.875%, 2/28/14	83,600	83,965
U.S. Treasury Notes, 1.875%, 4/30/14	39,160	39,445
U.S. Treasury Notes, 2.25%, 5/31/14	26,000	26,277
U.S. Treasury Notes, 2.625%, 7/31/14	26,500	26,929
U.S. Treasury Notes, 4.75%, 5/15/14	55,636	56,793
Total Treasury Debt (Cost $517,807)		517,807

TREASURY REPURCHASE AGREEMENTS 1.8% (8)

Federal Reserve Bank of New York, Tri-Party, Dated 11/29/13 0.05%, Delivery Value of $117,000,488 on 12/2/13 Collateralized by U.S. Government securities, 3.625%, 8/15/19 valued at $117,000,488	117,000	117,000
Total Treasury Repurchase Agreements (Cost $117,000)		117,000

VARIABLE RATE DEMAND NOTES 19.5%

Alaska HFC, Single Family, VRDN, 0.11%, 12/2/13 (5)	33,390	33,390
Alaska HFC, Single Family, VRDN, 0.11%, 12/2/13 (5)	10,165	10,165
Austin Airport System, VRDN, 0.06%, 12/6/13 (5)	6,250	6,250
California, GO, VRDN, 0.05%, 12/6/13	13,000	13,000
California Housing Fin. Agency, Multi-Family, VRDN 0.10%, 12/4/13	6,015	6,015
California Housing Fin. Agency, Single Family, VRDN 0.05%, 12/6/13 (5)	24,345	24,345
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.06%, 12/6/13	11,220	11,220
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.06%, 12/6/13	4,290	4,290
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.10%, 12/6/13	6,285	6,285

Colorado Housing Fin. Auth., Multi-Family, VRDN 0.10%, 12/6/13	9,385	9,385
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.10%, 12/6/13	4,590	4,590
Colorado Housing Fin. Auth., Single Family, VRDN 0.05%, 12/6/13	9,500	9,500
Delaware HFA, Christiana Care Health/Sunbelt, VRDN 0.03%, 12/6/13	34,000	34,000
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.06%, 12/6/13	23,850	23,850
Geisinger Auth., VRDN, 0.03%, 12/2/13	20,700	20,700
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.05%, 12/2/13	6,640	6,640
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp. VRDN, 0.06%, 12/6/13	45,770	45,770
Highlands County HFA, Adventist Health, VRDN 0.05%, 12/6/13	3,600	3,600
Illinois Fin. Auth., Methodist Medical Center, VRDN 0.06%, 12/6/13	11,500	11,500
Illinois Fin. Auth., Northwestern Memorial Healthcare, VRDN 0.06%, 12/6/13	18,730	18,730
Illinois Fin. Auth., Northwestern Memorial Healthcare, VRDN 0.06%, 12/6/13	15,785	15,785
Illinois Toll Highway Auth., VRDN, 0.05%, 12/6/13	13,000	13,000
Indiana Fin. Auth., Ascension Health Alliance, VRDN 0.05%, 12/6/13	35,475	35,475
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.11%, 12/2/13	9,585	9,585
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.11%, 12/2/13	14,290	14,290
Indiana Fin. Auth., Parkview Health, VRDN, 0.05%, 12/6/13	41,600	41,600
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, VRDN, 0.14%, 12/6/13	5,700	5,700
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, VRDN, 0.16%, 12/6/13	1,385	1,385
Lynchburg IDA, Centra Health, VRDN, 0.06%, 12/6/13	10,310	10,310

Maryland Economic Dev. Corp. Howard Hughes Medical Institute, VRDN, 0.02%, 12/6/13	67,350	67,350
Maryland HHEFA, Health Pool 85 A&B, VRDN, 0.05%, 12/6/13	25,700	25,700
Maryland Stadium Auth., Football Stadium, VRDN 0.05%, 12/6/13	13,680	13,680
Massachusetts HEFA, Partners Healthcare, VRDN 0.03%, 12/6/13	7,300	7,300
Michigan Fin. Auth., GO, VRDN, 0.13%, 12/6/13	21,000	21,000
Minnesota Office of Higher Ed., VRDN, 0.05%, 12/6/13 (5)	29,745	29,745
Minnesota Office of Higher Ed., VRDN, 0.11%, 12/6/13	3,556	3,556
Mississippi Business Fin. Corp., Chevron USA, VRDN 0.05%, 12/2/13	10,335	10,335
Mississippi Hosp. Equipment Fac. Auth., VRDN 0.04%, 12/6/13	16,450	16,450
Missouri HEFA, BJC Health, VRDN, 0.04%, 12/6/13	18,300	18,300
Missouri HEFA, SSM Health Care, VRDN, 0.06%, 12/6/13	28,650	28,650
Missouri HEFA, SSM Health Care, VRDN, 0.08%, 12/6/13	5,000	5,000
Montgomery County Housing Opportunities Commission Multi-Family, VRDN, 0.08%, 12/6/13	3,995	3,995
Montgomery County Housing Opportunities Commission Oakfield Apartments, VRDN, 0.07%, 12/6/13 (5)	12,850	12,850
Nassau County Interim Fin. Auth., VRDN, 0.06%, 12/6/13	19,150	19,150
Nebraska Investment Fin. Auth., Single Family, VRDN 0.05%, 12/6/13	47,750	47,750
New Hampshire HEFA, Student Loan 2011, VRDN 0.11%, 12/6/13	8,559	8,559
New York City Housing Dev. Corp., 201 Pearl Street, VRDN 0.10%, 12/6/13	8,510	8,510
New York City IDA, New York Law School, VRDN 0.03%, 12/6/13	11,035	11,035
New York City Municipal Water Fin. Auth., VRDN 0.05%, 12/2/13	27,500	27,500
New York State Housing Fin. Agency, 160 West 62nd Street VRDN, 0.11%, 12/6/13	7,500	7,500

New York State Housing Fin. Agency, 20 River Terrace, VRDN 0.10%, 12/6/13	2,500	2,500
New York State Housing Fin. Agency, Gotham West Housing 44th Street Dev., VRDN, 0.04%, 12/6/13	33,400	33,400
New York State Housing Fin. Agency, Gotham West Housing 44th Street Dev., VRDN, 0.12%, 12/6/13	5,200	5,200
New York State Housing Fin. Agency, Lexington Belvedere 150 East 44th Street VRDN, 0.05%, 12/6/13 (5)	13,000	13,000
New York State Housing Fin. Agency, Multi-Family 101 West End, VRDN, 0.05%, 12/6/13 (5)	10,500	10,500
New York State Mortgage Agency, Single Family, VRDN 0.06%, 12/2/13 (5)	19,800	19,800
North Carolina Medical Care Commission, Moses Cone Health VRDN, 0.06%, 12/6/13	8,000	8,000
Orange County HFA, Nemours Foundation, VRDN 0.06%, 12/6/13	7,700	7,700
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.06%, 12/6/13 (5)	10,400	10,400
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.07%, 12/6/13 (5)	7,200	7,200
Pennsylvania Housing Fin. Agency, Single Family, VRDN 0.07%, 12/6/13 (5)	4,925	4,925
Philadelphia Hosp. & Higher Ed. Fac., Children's Hosp., VRDN 0.05%, 12/2/13	6,135	6,135
Philadelphia IDA, VRDN, 0.03%, 12/6/13	30,610	30,610
Philadelphia School Dist., GO, VRDN, 0.05%, 12/6/13	35,930	35,930
Providence Health & Services Obligated Group, VRDN 0.14%, 12/6/13	47,485	47,485
Rockport, PCR, American Electric Power, VRDN, 0.04%, 12/6/13	19,500	19,500
Southern Ute Indian Tribe, VRDN, 0.19%, 12/6/13	32,240	32,240
Texas, VRDN, 0.05%, 12/6/13	7,990	7,990
Texas, VRDN, 0.13%, 12/6/13	10,740	10,740
Texas, Veterans, VRDN, 0.05%, 12/6/13	9,535	9,535
Texas, Veterans, VRDN, 0.12%, 12/6/13	15,780	15,780

Texas, Veterans Housing, VRDN, 0.08%, 12/6/13 (5)	9,570	9,570
Texas, Veterans Land, VRDN, 0.12%, 12/6/13	5,870	5,870
Univ. of California Regents, VRDN, 0.10%, 12/6/13	6,000	6,000
Univ. of California Regents, VRDN, 0.10%, 12/6/13	4,900	4,900
Univ. of North Carolina Board of Governors, Hosp. at Chapel Hill VRDN, 0.08%, 12/6/13	14,815	14,815
Utah Board of Regents, Student Loans, VRDN 0.07%, 12/6/13 (5)	3,871	3,871
Wisconsin HEFA, Froedtert Health, VRDN, 0.05%, 12/6/13	16,370	16,370
Wisconsin Housing & Economic Dev. Auth., Multi-Family, VRDN 0.14%, 12/6/13	14,870	14,870
Wisconsin Housing & Economic Dev. Auth., Single Family, VRDN 0.22%, 12/6/13	3,725	3,725
Total Variable Rate Demand Notes (Cost $1,262,831)		1,262,831
Total Investments in Securities		
98.7% of Net Assets (Cost $6,400,863)		**$ 6,400,863**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,855,922 and represents 28.6% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(5) Interest subject to alternative minimum tax

(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $326,843 and represents 5.0% of net assets.

(7) When-issued security

(8) Collateralized by U.S. government securities valued at $117,000 at November 30, 2013 - See Note 3.

GO General Obligation

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.

New Accounting Guidance On June 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value per share (NAV) is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2013, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

When-Issued Securities The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At November 30, 2013, the cost of investments for federal income tax purposes was $6,400,863,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2013, the effective annual group fee rate was 0.30%.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived or reimbursed under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2013, management fees waived and operating expenses reimbursed totaled $12,255,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2013, expenses incurred pursuant to these service agreements were $57,000 for Price Associates; $2,932,000 for T. Rowe Price Services, Inc.; and $869,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of November 30, 2013, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 355,347,256 shares of the fund, representing 5% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 21, 2014